Leases	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Leases
(20) Leases
The Company adopted Topic 842. The Company has elected to adopt practical expedients which permits it to not reassess its prior conclusions about lease identification, lease classification and initial direct cost under the new standard. The Company elected not to recognize right-of-use
(“ROU”) assets and lease liabilities for leases with terms of 12 months or less at lease commencement and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. The Company determines if an arrangement is a lease, or contains a lease, primarily by determining if the arrangement conveys to the Company the right to control or use an identified asset. The Company makes this determination at inception of a contract and when the terms of an existing contract are changed. The Company recognizes a lease liability and an ROU asset at the commencement date of each lease. For operating and finance leases, the lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective-interest method. The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before lease commencement date, plus any initial direct costs incurred less any lease incentives received. Variable payments are included in the future lease payments when those variable payments are included in the future lease payment when those variable payments depend on an index or a rate. The discount rate is the implicit rate, if it is readily determinable, or the Company’s incremental borrowing rate. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment. The Company recognizes lease costs associated with short-term leases on a straight-line basis over the lease term. When contracts contain lease and non-lease
components, the Company accounts for both components as a single lease component.
Floorspace leases
The Company has obligations as a lessee for floorspace. Generally, these lease arrangements meet the short-term lease criteria when the floorspace leases are cancellable by the Company upon notice of 30 days or less. Accordingly, for the leases that are cancellable, the Company has elected and applied the practical expedient that allows the Company to recognize short-term lease payments on a straight-line basis over the lease term on the Consolidated Statements of Income. For those floorspace leases that have a noncancellable term greater than 12 months, the Company records ROU assets and lease liabilities and presents them as operating leases. The Company recognized right of use assets and a lease liability of $1.1 million and $2.2 million for the year ended December 31, 2025 and 2024, respectively, as a result of the non-cash
transaction related to floorspace operating leases.
Office space leases
The Company has obligations as a lessee for office space under a noncancellable lease arrangement that expired in May 2025, and was renewed through September 2030. Payments due under the lease contracts include mainly fixed payments. The lease for the office space is classified as an operating lease in accordance with Topic 842.

BTM Kiosk leases
The Company has obligations as a lessee for BTM kiosks. The leases for the BTM kiosks are classified as finance leases in accordance with Topic 842 that expire on various dates through August 31, 2027. The BTM kiosk lease agreements are for two or three year terms and include various options to either renew the lease, purchase the kiosks or exercise a bargain option to purchase the kiosk at the end of the term.
No new BTM kiosk leases were entered into in 2025. During the year ended December 31, 2024, the Company entered into lease agreements for the lease of 1,186 new BTMs. The leases have noncancellable lease terms ranging from 24 months to 36 months. The Company will acquire the assets for a bargain purchase price of $1 at the end of their terms. Due to the bargain purchase option, the Company classified the new leases as a finance lease. The Company recognized right of use assets and a lease liability of $3.4 million for the year ended December 31, 2024 as a result of the non-cash
transaction related to the finance leases.
The components of the lease expense are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Finance lease expense:
Amortization of right-of-use-assets	$1,424	$4,039
Interest on lease liabilities	645	1,311

Total finance lease expense	2,069	5,350
Operating lease expense	1,176	1,003
Short-term lease expense	37,703	36,687

Total lease expense	$40,948	$43,040

	Year Ended December 31,
	2025	2024
Other information:
Operating cash flows used for finance leases	$(698)	$(1,373)

Operating cash flows used for operating leases	$(1,252)	$(1,089)

Financing cash flows used for finance leases	$(3,443)	$(7,635)

	Year Ended December 31,
	2025	2024
Weighted-average remaining lease term—finance leases	1.0 years	1.7 years
Weighted-average remaining lease term—operating leases	2.4 years	3.0 years
Weighted-average discount rate—finance leases	18.2%	18.2%
Weighted-average discount rate—operating leases	16.8%	16.9%

Maturities of the lease liability under the
non-cancellable
operating lease as of December 31, 2025 are as follows (in thousands):

Operating Leases
2026	$1,669
2027	1,234
2028	380
2029	157
2030	87

Total undiscounted lease payments	3,527
Less: imputed interest	(617)

Total operating lease liability	2,910
Less: operating lease liabilities, current portion	(1,300)

Operating lease liabilities, non-current portion	$1,610

Maturities of the lease liability under the
non-cancellable
finance leases as of December 31, 2025 are as follows (in thousands):

Finance Leases
2026	$1,766
2027	384

Total undiscounted lease payments	2,150
Less: imputed interest	(188)

Total finance lease liability	1,962
Less: current installments of obligations under finance leases	(1,602)

Obligations under finance leases, excluding current installments	$360